INCOME TAXES - Reconciliation of income tax expense applying statutory tax and effective tax rates (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Income Taxes [Abstract]
Statutory income tax rate	26.20%	26.50%
Income before income tax expense	$ 1,366	$ 2,289
Computed income tax expense	358	607
Increase (decrease) in income tax expense resulting from:
Non-deductible stock-based compensation	9	10
Non-deductible (taxable) portion of equity losses (income)	(1)	9
Revaluation of deferred tax balances due to corporate reorganization-driven change in income tax rate	52	0
Non-taxable portion of capital gains	(1)	(5)
Non-taxable income from security investments	(16)	(12)
Non-deductible loss on joint venture's non-controlling interest purchase obligation	111	0
Other	5	0
Total income tax expense	$ 517	$ 609
Effective income tax rate	37.80%	26.60%